Debt and Bank Credit Agreements and Leases (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Notes 3.875 Percent Due 2015 USD ($)	Dec. 31, 2012 Notes 3.875 Percent Due 2015 EUR (€)	Dec. 31, 2011 Notes 3.875 Percent Due 2015 USD ($)	Dec. 31, 2012 Other Non US Debt, Weighted Average 7.0 Percent USD ($)	Dec. 31, 2011 Other Non US Debt, Weighted Average 7.0 Percent USD ($)
Debt Instrument [Line Items]
Weighted average interest rate						3.40%	2.30%
Long-term debt	$ 3,939	$ 3,617	$ 395	€ 300	$ 388	$ 5	$ 9